GOVERNMENT GRANTS (Detail Textuals) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Government Grants [Abstract]
Other income recognized	$ 2.3	14.2	$ 2.6	16.2	$ 2.0	13.2
Guilin JFT received grant from Guilin government	$ 2.3	14.0	$ 3.1	19.4